Investment Portfolioas of February 28, 2026 (Unaudited)
DWS Enhanced Core Equity Fund
(formerly DWS ESG Core Equity Fund)
	Shares	Value ($)

Common Stocks 98.8%
Communication Services 11.4%
Entertainment 1.5%
Netflix, Inc.*	13,507	1,299,914
Walt Disney Co.	26,899	2,852,370
		4,152,284
Interactive Media & Services 9.9%
Alphabet, Inc. “A”	73,959	23,057,458
Match Group, Inc.	40,427	1,277,493
Meta Platforms, Inc. “A”	5,781	3,747,128
		28,082,079
Consumer Discretionary 10.6%
Automobile Components 0.5%
Lear Corp.	11,588	1,520,925
Automobiles 1.6%
Tesla, Inc.*	11,253	4,529,445
Broadline Retail 3.2%
Amazon.com, Inc.*	42,901	9,009,210
Hotels, Restaurants & Leisure 2.0%
Hilton Worldwide Holdings, Inc.	9,240	2,880,847
Hyatt Hotels Corp. “A” (a)	18,273	2,951,090
		5,831,937
Household Durables 1.3%
PulteGroup, Inc.	26,122	3,583,938
Specialty Retail 2.0%
Best Buy Co., Inc.	21,777	1,349,521
Lowe's Companies, Inc.	9,573	2,532,729
TJX Companies, Inc.	11,002	1,778,583
		5,660,833
Consumer Staples 5.4%
Beverages 2.0%
Keurig Dr Pepper, Inc.	29,352	888,779
Molson Coors Beverage Co. “B”	17,981	880,889
PepsiCo, Inc.	23,430	3,977,008
		5,746,676
Consumer Staples Distribution & Retail 2.9%
Costco Wholesale Corp.	1,351	1,365,577
Performance Food Group Co.*	15,992	1,552,184
Target Corp.	12,854	1,462,657
Walmart, Inc.	29,851	3,819,435
		8,199,853

Personal Care Products 0.5%
Estee Lauder Companies, Inc. “A”	12,314	1,348,014
Energy 3.4%
Energy Equipment & Services 1.9%
Baker Hughes Co.	27,916	1,821,798
SLB Ltd.	47,850	2,456,619
TechnipFMC PLC	18,254	1,210,423
		5,488,840
Oil, Gas & Consumable Fuels 1.5%
Cheniere Energy, Inc.	6,201	1,461,762
Diamondback Energy, Inc.	4,537	789,801
Exxon Mobil Corp.	11,831	1,804,227
New Fortress Energy, Inc.* (a)	79,441	86,591
		4,142,381
Financials 13.4%
Banks 4.7%
Bank of America Corp.	123,818	6,169,851
Citigroup, Inc.	32,961	3,631,972
JPMorgan Chase & Co.	11,979	3,597,294
		13,399,117
Capital Markets 5.6%
Ameriprise Financial, Inc.	3,774	1,774,233
Cboe Global Markets, Inc.	5,083	1,523,477
CME Group, Inc.	3,525	1,126,237
KKR & Co., Inc.	19,127	1,677,055
MSCI, Inc.	3,532	2,019,704
The Goldman Sachs Group, Inc.	6,714	5,771,153
Tradeweb Markets, Inc. “A”	16,680	2,055,893
		15,947,752
Consumer Finance 1.6%
American Express Co.	14,541	4,491,715
Financial Services 0.7%
Mastercard, Inc. “A”	2,195	1,135,276
PayPal Holdings, Inc.	21,548	995,733
		2,131,009
Insurance 0.8%
Hartford Insurance Group, Inc.	15,348	2,161,459
Health Care 9.1%
Biotechnology 4.7%
AbbVie, Inc.	8,497	1,971,984
Amgen, Inc.	15,554	6,037,440
Biogen, Inc.*	6,100	1,170,102
Regeneron Pharmaceuticals, Inc.	2,016	1,575,847
Vertex Pharmaceuticals, Inc.*	5,133	2,550,228
		13,305,601
Health Care Providers & Services 2.9%
Centene Corp.*	18,673	838,044
Cigna Group	17,314	5,017,944
Elevance Health, Inc.	4,227	1,352,640
Humana, Inc.	5,200	990,808
		8,199,436

Health Care Technology 0.3%
Veeva Systems, Inc. “A”*	4,764	867,096
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co.	22,491	1,402,764
Merck & Co., Inc.	16,730	2,071,508
		3,474,272
Industrials 8.5%
Aerospace & Defense 1.9%
Howmet Aerospace, Inc.	16,742	4,395,277
Rocket Lab Corp.*	14,847	1,025,928
		5,421,205
Air Freight & Logistics 0.5%
United Parcel Service, Inc. “B”	12,152	1,409,146
Building Products 0.5%
Owens Corning	12,034	1,468,990
Commercial Services & Supplies 0.9%
Republic Services, Inc.	10,800	2,473,200
Electrical Equipment 0.4%
ChargePoint Holdings, Inc.* (a)	2,761	17,394
Hubbell, Inc.	2,174	1,112,284
		1,129,678
Ground Transportation 0.6%
Uber Technologies, Inc.*	10,062	758,876
Union Pacific Corp.	4,214	1,116,626
		1,875,502
Machinery 0.9%
Deere & Co.	3,880	2,443,275
Marine Transportation 0.3%
Kirby Corp.*	6,945	901,461
Passenger Airlines 0.7%
United Airlines Holdings, Inc.*	17,926	1,905,534
Professional Services 0.7%
Verisk Analytics, Inc.	9,285	1,927,287
Trading Companies & Distributors 1.1%
WESCO International, Inc.	10,960	3,172,920
Information Technology 30.5%
Communications Equipment 0.8%
Cisco Systems, Inc.	27,861	2,213,835
Semiconductors & Semiconductor Equipment 12.5%
Advanced Micro Devices, Inc.*	15,303	3,063,814
Broadcom, Inc.	15,675	5,008,946
Lam Research Corp.	11,411	2,668,919
Micron Technology, Inc.	13,247	5,462,665
NVIDIA Corp.	94,402	16,727,090

Qnity Electronics, Inc.	15,231	1,930,682
Skyworks Solutions, Inc.	10,905	649,720
		35,511,836
Software 8.5%
Microsoft Corp.	48,911	19,209,306
Oracle Corp.	10,056	1,462,142
RingCentral, Inc. “A”*	21,441	781,525
Salesforce, Inc.	13,856	2,699,010
		24,151,983
Technology Hardware, Storage & Peripherals 8.7%
Apple, Inc.	92,942	24,553,418
Materials 2.9%
Chemicals 0.5%
DuPont de Nemours, Inc.	30,464	1,524,419
Containers & Packaging 0.8%
Ball Corp.	31,586	2,120,368
Metals & Mining 1.6%
Newmont Corp.	34,370	4,468,100
Real Estate 1.9%
Health Care REITs 0.1%
Medical Properties Trust, Inc. (a)	69,551	400,614
Specialized REITs 1.8%
Digital Realty Trust, Inc.	9,772	1,731,598
Iron Mountain, Inc.	29,734	3,221,084
		4,952,682
Utilities 1.7%
Gas Utilities 0.6%
Atmos Energy Corp.	9,085	1,696,987
Water Utilities 1.1%
American Water Works Co., Inc.	23,739	3,229,216
Total Common Stocks (Cost $154,533,670)		280,225,528

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.0%
Exchange-Traded Options
E-Mini S&P 500 Index, Expiration Date 3/20/2026, Strike Price $6500.0	25 1,250	35,938
E-Mini S&P 500 Index, Expiration Date 3/20/2026, Strike Price $6400.0	25 1,250	26,875
E-Mini S&P 500 Index, Expiration Date 6/18/2026, Strike Price $5500.0	25 1,250	48,437
Total Put Options Purchased (Cost $120,215)		111,250

	Shares	Value ($)

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (b) (c) (Cost $2,981,245)	2,981,245	2,981,245

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 3.68% (b) (Cost $3,559,662)	3,559,662	3,559,662

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $161,194,792)	101.1	286,877,685
Other Assets and Liabilities, Net	(1.1)	(3,201,877)
Net Assets	100.0	283,675,808
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 are as follows:
Value ($) at 11/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (b) (c)
544,055	2,437,190 (d)	—	—	—	18,925	—	2,981,245	2,981,245
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 3.68% (b)
2,401,657	6,707,584	5,549,579	—	—	25,042	—	3,559,662	3,559,662
2,945,712	9,144,774	5,549,579	—	—	43,967	—	6,540,907	6,540,907

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $3,443,428, which is 1.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $733,599.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$280,225,528	$—	$—	$280,225,528
Put Options Purchased	111,250	—	—	111,250
Short-Term Investments (a)	6,540,907	—	—	6,540,907
Total	$286,877,685	$—	$—	$286,877,685

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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